CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interests	Total
Balance at beginning of period at Dec. 31, 2014	$ 798	$ 8,712	$ (478)	$ 1,200	$ 2,807	$ 13,039
Balance at beginning of period, shares at Dec. 31, 2014	499
Changes in Equity
Net income (loss)				206	74	280
Other comprehensive income (loss)			144			144
Dividends paid				(52)	(3)	(55)
Cash calls requested from noncontrolling interests (2)					90	90
Acquisition of noncontrolling interests					(8)	(8)
Sale of noncontrolling interest, net		12			(36)	(24)
Equity Issuance	$ 46	629				675
Equity Issuance, shares	29
Stock-based awards and related share issuances	$ 3	74				77
Stock-based awards and related share issuances, shares	2
Balance at end of period at Dec. 31, 2015	$ 847	9,427	(334)	1,354	2,924	14,218
Balance at end of period, shares at Dec. 31, 2015	530
Changes in Equity
Net income (loss)				(629)	(314)	(943)
Dividends paid				(67)	(146)	(213)
Distributions declared to noncontrolling interests					(21)	(21)
Cash calls requested from noncontrolling interests (2)					81	81
Acquisition of noncontrolling interests					(19)	(19)
Divestiture of noncontrolling interests, net					(1,383)	(1,383)
Stock-based awards and related share issuances	$ 2	63				65
Stock-based awards and related share issuances, shares	2
Balance at end of period at Dec. 31, 2016	$ 849	9,490	(334)	658	1,122	11,785
Balance at end of period, shares at Dec. 31, 2016	532
Changes in Equity
Net income (loss)				(114)	5	(109)
Other comprehensive income (loss)			42			42
Dividends paid				(134)		(134)
Distributions declared to noncontrolling interests					(170)	(170)
Cash calls requested from noncontrolling interests (2)					97	97
Acquisition of noncontrolling interests		22			(70)	(48)
Stock-based awards and related share issuances	$ 4	52				56
Stock-based awards and related share issuances, shares	1
Balance at end of period at Dec. 31, 2017	$ 853	$ 9,564	$ (292)	$ 410	$ 984	$ 11,519
Balance at end of period, shares at Dec. 31, 2017	533